Related-party transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related-party transactions

15. Related-party transactions

EKF Diagnostic Holdings

During the years ended June 30, 2022, 2021, 2020, the Company incurred expenses of $0.1 million, $0.2 million and $0.1 million respectively, related to employees of EKF who provided services to Renalytix.

Icahn School of Medicine at Mount Sinai

In May 2018, the Company secured its cornerstone license agreement with ISMMS for research and clinical study work and intended commercialization by the Company (see Note 11). As part of the collaboration, ISMMS became a shareholder in the Company and has subsequently made equity investments both in the Company’s IPO on AIM in November 2018, the subsequent sale of ordinary shares in July 2019 and the Company’s IPO on Nasdaq in July 2020. As of June 30, 2022 and 2021, amounts due to ISMMS totaled $2.6 million and 0.3 million, respectively. During the years ended June 30, 2022, 2021, 2020, the Company incurred expenses of $3.1 million, $1.3 million and $0.3 million, respectively.

Kantaro Biosciences LLC

In connection with the formation of Kantaro, the Company entered into a five-year Advisory Services Agreement (“Advisory Agreement”) pursuant to which the Company has agreed to provide certain advisory services to Kantaro. Pursuant to the Kantaro Operating Agreement, Kantaro issued 750 Class A Units to Mount Sinai in exchange for Mount Sinai granting licenses to Kantaro under certain intellectual property rights of Mount Sinai and 250 Class A Units to the Company as the sole consideration for the services to be rendered by the Company under the Advisory Agreement. The Company determined the fair value of the services to be provided under the Advisory Agreement was $2.0 million and the fair value of the Class A units received from Kantaro was $2.0 million. Fair value was determined using discounted cash flows which is a Level 3 measurement in the fair value hierarchy. The method requires several judgments and assumptions which include discount rates and future cash flows, among others. As a result of the impairment charge discussed in Note 5, the carrying value of the Kantaro investment was written down to zero.

A contributing factor to the impairment consideration for Kantaro was lower forecasted sales volume and consequently, a lower time commitment from Renalytix employees. Based on these circumstances, the Company adjusted the liability to perform services to Kantaro under the Advisory Agreement. The adjustment for the change in estimate that resulted in a decrease of the liability of $0.5 million is classified within other income, net in the statements of operations and other comprehensive loss. As of June 30, 2022, the total liability associated with the services was $0.1 million, of which the total amount is classified as a current liability. As of June 30, 2021, the total liability associated with the services was $0.8 million, of which the total amount is classified as a current liability.

For the year ended June 30, 2022, the Company recognized $0.1 million in the statement of operations related to services performed under the Advisory Agreement. For the year ended June 30, 2022, $0.05 million of costs incurred related to the performance of the Advisory Agreement services were included within research and development and $0.07 million was included within general and administrative expense, respectively. For the year ended June 30, 2021, the Company recognized $1.0 million in the statement of operations related to services performed under the Advisory Agreement. For the year ended June 30, 2021, $0.5 million of costs incurred related to the performance of the Advisory Agreement services were included within research and development and $0.2 million was included within general and administrative expense, respectively.

In addition to the equity granted at formation, the Company and Mount Sinai each committed to making a loan to Kantaro. Mount Sinai committed to lend an initial amount of $0.3 million and an additional $0.5 million thereafter. The Company committed to lend an initial amount of $83,333 and an additional $166,667 thereafter. Each loan bears interest at a per year rate equal to 0.25%, compounded monthly, until repaid, and is repayable from the first amounts that would otherwise constitute cash available for distribution to the members of Kantaro (provided that each loan repayment will be made, 75% to Mount Sinai and 25% to the Company based on each investor’s proportionate ownership). The Company loaned Kantaro $250,000 and initially recorded a note receivable. At June 30, 2021, the Company determined that $175,000 was uncollectible and accordingly recorded an impairment charge within equity in losses of affiliate in the consolidated statements of operations. In addition, the Company recognized gains of $0.01 million on their investment in Kantaro during the year ended June 30, 2022. The Company recognized losses of $0.2 million on their investment in Kantaro during the year ended June 30, 2021. The Company elects to recognize the equity investment losses based on the ownership level of each specific investment and will continue to record equity method losses until the amount of the loan receivable is reduced to zero.

VericiDx

During the year ended June 30, 2021 the Company paid the salary of an executive of VericiDx and VericiDx has agreed to reimburse the Company for those amounts. During the year ended June 30, 2022, the Company no longer paid the salary of a VericiDx executive as they were removed from Renalytix Inc.'s payroll. As of June 30, 2022 and 2021, amounts due from VericiDx were de minimis.

Private Placement

In April 2022, the Company also entered into a private placement agreement to sell, an aggregate of 2,428,688 shares of common stock (the “PIPE Shares”), for a purchase price of $3.625 per share and an aggregate purchase price of $8.8 million. Certain related parties, directors of the company and executive officers participated in the private placement.

Mount Sinai subscribed for a total of 1,103,448 new ordinary shares at $3.625 per ordinary share.

EKF Diagnostics Holdings, subscribed for a total of 137,930 new ordinary shares at $3.625 per ordinary share.

Christopher Mills, Non-Executive Chairman, and his related parties subscribed for a total of 551,724 new ordinary shares at $3.625 per ordinary share.

Timothy Scannell, Non-Executive Director, subscribed for a total of 68,964 new ordinary shares at $3.625 per ordinary share.

Thomas McLain, President, subscribed for a total of 55,172 new ordinary shares at $3.625 per ordinary share.